UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2022		Mar. 31, 2022	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2021	Dec. 31, 2022
General and administrative expense	$ 278,500			$ 396,465			$ 710,938		$ 751,341		$ 702,456	$ 1,140,064
Administrative expense-related party	30,000			30,000			60,000		60,000		60,000	120,000
Loss from operations	(308,500)			(426,465)			(770,938)		(811,341)		(762,456)	(1,260,064)
Other income:
Change in fair value of warrant liability	(34,340)			425,000			198,900		1,412,262		1,120,738	1,332,022
Interest earned on marketable securities held in trust account	174,029			36,250			224,806		38,223		2,777	217,210
Unrealized loss on marketable securities held in trust account	(82,529)						0
Change in fair value of PIPE derivative liability	(6,753)						(222,921)
Day one loss in PIPE Derivative Liability												(1,108,709)
Gain from change in fair value of PIPE Derivative Liability												43,412
Total other income											1,123,515	483,935
Total other income	50,407			461,250			200,785		1,450,485
(Loss) Income before income taxes	(258,093)			34,785			(570,153)		639,144		361,059	(776,129)
Income tax expense							0					0
Net (Loss) Income	$ (258,093)		$ (312,060)	$ 34,785		$ 604,359	$ (570,153)		$ 639,144		$ 361,059	$ (776,129)
Ordinary shares subject to redemption
Other income:
Weighted average ordinary shares outstanding, basic	856,042			8,000,000			864,616		8,000,000		4,527,778	4,795,078
Weighted average ordinary shares outstanding, diluted	856,042			8,000,000			864,616		8,000,000		4,527,778 [1]	4,795,078 [1]
Basic net income (loss) per ordinary share	$ 0.09			$ 0.00			$ 0.19		$ 0.06		$ 0.38	$ (0.10)
Diluted net income (loss) per ordinary share	$ 0.09			$ 0.00			$ 0.19		$ 0.06		$ 0.38	$ (0.10)
Non-redeemable ordinary share
Other income:
Weighted average ordinary shares outstanding, basic	2,000,000			2,000,000			2,000,000		2,000,000		1,868,056	2,000,000
Weighted average ordinary shares outstanding, diluted	2,000,000			2,000,000			2,000,000		2,000,000		1,868,056	2,000,000
Basic net income (loss) per ordinary share	$ (0.17)	[2]		$ 0.00	[2]		$ (0.37)	[2]	$ 0.06	[2]	$ (0.73)	$ (0.16)
Diluted net income (loss) per ordinary share	$ (0.17)			$ 0.00			$ (0.37)		$ 0.06		$ (0.73)	$ (0.16)

[1]	875,000 ordinary shares were surrendered to the Company for cancellation for no consideration, resulting in 2,000,000 ordinary shares outstanding. All share amounts and related information have been retroactively restated to reflect the share surrender (see Note 7)
[2]	875,000 ordinary shares were surrendered to the Company for cancellation for no consideration, resulting in 2,000,000 ordinary shares outstanding. All share amounts and related information have been retroactively restated to reflect the share surrender (see Note 7).